Finance income and finance costs (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Finance costs [Abstract]
Interest on bank borrowings	$ 163.6	$ 176.1	$ 225.4
Commitment fees	1.3	1.7	1.9
Amortization of facility costs and original issue discounts	34.0	58.0	46.7
Finance costs on bank borrowings	198.9	235.8	274.0
Net interest expense on retirement obligations	1.5	1.8	2.4
Interest on lease liabilities	10.0	13.2	2.0
Interest rate swaps: cash flow hedges	41.3	23.7	0.0
Other	2.2	7.1	4.0
Total	253.9	281.6	282.4
Finance income [Abstract]
Bank interest	1.5	2.4	16.3
Interest on non-plan pension assets	0.2	0.2	0.3
Interest rate swaps: cash flow hedges	0.0	0.0	9.9
Other	0.0	0.0	0.1
Total	1.7	2.6	26.6
Net finance cost	$ 252.2	$ 279.0	$ 255.8